Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2020
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$212,999	$(161,160)	$(50,088)	$1,751
Operating rights for licensed games	51,856	(35,017)	(14,026)	2,813
Domain names and trademarks	27,536	(10,243)	(17,219)	74
Computer software	11,749	(11,545)	0	204
Developed technologies	8,699	(918)	(7,781)	0
Others	2,928	(966)	(1,962)	0

Total	$315,767	$(219,849)	$(91,076)	$4,842

	As of December 31, 2021
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$138,902	$(99,961)	$(37,343)	$1,598
Operating rights for licensed games	60,454	(39,431)	(13,895)	7,128
Domain names and trademarks	26,766	(10,240)	(16,506)	20
Computer software	12,474	(12,084)	0	390
Developed technologies	8,879	(936)	(7,943)	0
Others	2,996	(988)	(2,008)	0

Total	$250,471	$(163,640)	$(77,695)	$9,136

Expected amortization expense	As of December 31, 2021, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)

2022	4,357
2023	3,761
2024	1,018
2025	0
2026	0
Thereafter	0

Total expected amortization expense	$9,136